Cover Page	Oct. 19, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 19, 2022
Entity File Number	001-36285
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4559529
Entity Registrant Name	Rayonier Advanced Materials Inc.
Entity Address, Address Line One	1301 Riverplace Boulevard
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32207
City Area Code	904
Local Phone Number	357-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001597672
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	RYAM
Security Exchange Name	NYSE
Preferred Share Purchase Right
Document Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Right
Security Exchange Name	NYSE